Stockholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Exercise price range	$750 - $2,250
Number of options outstanding, ending	40	40	1,113	1,246
Weighted average remaining contractual life	10 months 20 days
Weighted average exercise price, outstanding	$ 877.50	$ 877.50	$ 1,320.00
Number of options exercisable	40	40	1,113
Weighted average exercise price, exercisable	$ 877.50	$ 877.50	$ 1,320.00